Private Placements (Details) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 14, 2021	Mar. 18, 2021	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Line Items]
Aggregate price		30,000,000
Warrants price		$ 10
Aggregate share			3,228,218
Trading days			30 days	30 days
Private Placement Warrants [Member]
Private Placement [Line Items]
Aggregate price			6,000,000	6,000,000
Warrants price			$ 1.5	$ 1.5
Aggregate purchase price			$ 9,000,000	$ 9,000,000
Sponsor [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Warrants price	$ 1.5
Aggregate share	256,218
Total proceeds	$ 384,327
Sponsor aggregate	256,218